Document and Entity Information	Feb. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	IQVIA HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35907
Entity Tax Identification Number	27-1341991
Entity Address, Address Line One	4820 Emperor Blvd.
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	998-2000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001478242
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IQV
Security Exchange Name	NYSE